CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net income	$ 7,256	$ 5,455	$ 11,224	$ 9,146	$ 12,059
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,010	657	1,962	2,520	4,134
Depreciation and amortization	1,031	1,086	2,143	2,111	2,096
Amortization/Accretion of investments	1,099	983	2,164	2,141	1,962
Gain on sale/call of securities	(939)	(209)	(295)	(1,571)	(4,868)
Loss (gain) on sale of assets	(10)	(10)	(17)	61	259
ORE and repossessed property writedowns and loss on disposition	137	469	665	335	1,480
FHLB stock dividends	(2)	(2)	(4)	(4)	(4)
Net decrease (increase) in loans held for sale	0	8	88	469	(557)
Change in other assets and liabilities, net	(997)	1,133	(1,140)	1,958	338
Net Cash Provided by Operating Activities	8,585	9,570	16,790	17,166	16,899
Cash Flows From Investing Activities:
Proceeds from maturities and calls of HTM securities	8,366	5,141	8,279	16,184	144,640
Proceeds from maturities, calls and sales of AFS securities	371,267	438,922	535,167	626,433	782,706
Funds invested in HTM securities			0	(107,616)	(65,873)
Funds Invested in AFS securities	(384,235)	(471,466)	(538,209)	(533,320)	(884,258)
Proceeds from sale/redemption of Federal Home Loan Bank stock	1,868	1,248	4,169	3,268	4,030
Funds invested in Federal Home Loan Bank stock	(1,713)	0	(3,950)	(3,825)	(4,658)
Funds invested in certificates of deposit	0	(7,250)	(10,000)	0	(747)
Proceeds from maturities and calls of certificates of deposit	6,500	0	500
Net increase in loans	(21,160)	(36,323)	(92,697)	(78,777)	(63,864)
Purchases of premises and equipment	(1,801)	(1,608)	(1,668)	(1,757)	(1,566)
Proceeds from sales of premises and equipment	4	52	375	0	178
Proceeds from sales of other real estate owned	74	2,700	3,049	1,306	6,632
Net cash (used in) provided by investing activities	(20,830)	(68,584)	(94,985)	(78,104)	(82,780)
Cash Flows from Financing Activities:
Net (decrease) increase in deposits	(24,541)	24,982	68,740	50,487	45,310
Net (decrease) increase in federal funds purchased and short-term borrowings	12,000	(3,988)	(3,988)	(8,958)	2,523
Proceeds from long-term borrowings	0	1,555	1,555	0	0
Repayment of long-term borrowings	(300)	(300)	(600)	(600)	(2,100)
Repurchase of common stock			0	0	(54)
Dividends paid	(2,210)	(2,210)	(4,421)	(4,740)	(6,007)
Net cash provided by (used in) financing activities	(15,051)	20,039	61,286	36,189	39,672
Net increase (decrease) in cash and cash equivalents	(27,296)	(38,975)	(16,909)	(24,749)	(26,209)
Cash and cash equivalents at the beginning of the period	44,575	61,484	61,484	86,233	112,442
Cash and cash equivalents at the end of the period	17,279	22,509	44,575	61,484	86,233
Noncash activities:
Loans transferred to foreclosed assets	495	672	2,330	2,604	4,793
Cash paid during the period:
Interest on deposits and borrowed funds	4,432	4,765	9,569	11,610	13,789
Income taxes	$ 4,300	$ 2,800	$ 4,500	$ 2,850	$ 5,800